Property and Equipment, Net - Additional Information (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 19,341	$ 16,084	$ 23,114	$ 17,353	$ 16,113
Property plant and equipment disposal carrying value	40,336		45,209	22,146	10,352
Gain on aircraft sold	12,435	$ 14,321	15,333	(2,297)	$ (3,129)
Capitalized interest	$ 161		$ 161	$ 99